Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the consolidated statement of cash flows:

December 31, 2022
Cash and cash equivalents	54,732
Restricted cash, non-current	15,200
Cash and cash equivalents and restricted cash	69,932